Investments in Other Companies (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line items]
Equity		$ 173,463		$ 153,731
Assets		48,442		42,252
Income		$ 6,039		$ 6,811	$ 5,511
Servipag Ltda. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Joint Ventures		50.00%		50.00%
Equity		$ 12,292		$ 11,398
Assets		6,271		5,699
Income		$ 572		$ 701	700
Artikos Chile S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Joint Ventures		50.00%		50.00%
Equity		$ 2,399		$ 2,025
Assets		1,387		1,188
Income		624		583	507
Joint Venture [Member]
Disclosure of investments in associates and joint ventures [Line items]
Equity		14,691		13,423
Assets		7,658		6,887
Income		$ 1,196		$ 1,284	1,207
Transbank S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		26.16%		26.16%
Equity		$ 82,667		$ 69,358
Assets		21,973		18,468
Income		$ 3,505		$ 3,262	2,117
Sociedad Operadora de Tarjetas de Crdito Nexus S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates	[1]	29.63%		25.81%
Equity		$ 17,675	[1]	$ 16,805
Assets		5,238		4,557
Income	[1]	$ 5		$ 735
Administrador Financiero del Transantiago S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		20.00%		20.00%
Equity		$ 19,174		$ 17,978
Assets		3,985		3,680
Income		$ 390		$ 582	317
Redbanc S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		38.13%		38.13%
Equity		$ 9,221		$ 8,356
Assets		3,549		3,219
Income		$ 330		$ 325	403
Centro de Compensacion Automatizado S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		33.33%		33.33%
Equity		$ 6,464		$ 5,592
Assets		2,184		1,894
Income		$ 294		$ 305	236
Servicios de Infraestructura de Mercado OTC S.A [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		12.33%		12.33%
Equity		$ 12,470		$ 11,952
Assets		1,538		1,474
Income		$ 59		$ 56	66
Sociedad Interbancaria de Depositos de Valores S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		26.81%		26.81%
Equity		$ 4,811		$ 4,161
Assets		1,359		1,129
Income		$ 231		$ 204	215
Soc. Operadora de la Camara de Compensacion de Pagos de Alto Valor S.A. [Member]
Disclosure of investments in associates and joint ventures [Line items]
Ownership Interest, Associates		15.00%		15.00%
Equity		$ 6,290		$ 6,106
Assets		958		944
Income		29		58	66
Associates [Member]
Disclosure of investments in associates and joint ventures [Line items]
Equity		158,772		140,308
Assets		40,784		35,365
Income		$ 4,843		$ 5,527	$ 4,304

[1]	During the year 2019, Banco de Chile increased its percentage of ownership interest through the purchase of 159,152 shares.